Label	Element	Value
Soundwatch Hedged Equity ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Soundwatch Hedged Equity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 P6,310 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 C6,300 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Soundwatch Hedged Equity ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 P6,300 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.00%)
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 P5,780 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 C7,060 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)